Condensed Statement of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Redeemable Convertible Preferred Stock
Issuance costs	$ 259